Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended
	Feb. 22, 2021	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000136885
Account Value [Line Items]
Line Graph and Table Measure Name	Issachar Fund
Account Value	$ 100,000		$ 74,590	$ 73,494	$ 80,371	$ 85,162
C000136884
Account Value [Line Items]
Line Graph and Table Measure Name		Issachar Fund
Account Value		$ 10,000	11,182	11,040	12,092	12,851	$ 13,241	$ 10,888	$ 11,073	$ 10,854	$ 10,497	$ 10,189
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 100,000		157,094	115,212	94,734	112,074
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
IQ Hedge benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	IQ Hedge Multi-Strategy Index
Account Value	$ 100,005		107,720	96,498	86,916	98,476
IQ Hedge benchmark
Account Value [Line Items]
Line Graph and Table Measure Name		IQ Hedge Multi-Strategy Index
Account Value		$ 9,998	$ 13,410	$ 12,013	$ 10,820	$ 12,260	$ 11,638	$ 11,160	$ 10,993	$ 10,681	$ 10,339	$ 9,975